Taxes (Details) - Schedule of provision for income tax - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provision for income tax [Abstract]
Current income tax provision	$ 1,169,266	$ 3,319,398
Deferred income tax provision	187,553	(349,219)
Total	$ 1,356,819	$ 2,970,179